SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($) item $ / shares shares	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)
Subsequent Event [Line Items]
Loss on extinguishment of debt	$ (12,977)	$ 0	$ (12,977)	$ (2,725)
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants issued to purchase common stock | shares		700,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 9.88
Percentage of premium		30.00%
Number of trading days considered for exercise price | item		10
Subsequent Event [Member] | Refinanced Secured Notes
Subsequent Event [Line Items]
Aggregate principal amount of debt refinanced		$ 335,000
Notes stated interest percentage		7.25%
Loss on extinguishment of debt		$ 12,900